Derivative instruments and risk management (Details) $ in Thousands, € in Millions, SFr in Millions	Dec. 31, 2019 USD ($) contract	Dec. 31, 2019 CHF (SFr) contract	Dec. 31, 2019 EUR (€) contract	Dec. 31, 2018 USD ($) contract	Dec. 31, 2018 CHF (SFr) contract	Dec. 31, 2018 EUR (€) contract
Derivatives, Fair Value [Line Items]
Notional amounts	$ 3,497,170			$ 2,303,572
Gross positive fair value	32,692			13,600
Gross negative fair value	(32,059)			(13,272)
Net fair value	$ 633			$ 328
Currency swaps | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	1	1	1	1	1	1
Notional amounts	$ 9,502			$ 2,935
Gross positive fair value	0			0
Gross negative fair value	(118)			(32)
Net fair value	$ (118)			$ (32)
Currency swaps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of contracts | contract	9	9	9	8	8	8
Notional amounts	$ 207,032			$ 235,875
Gross positive fair value	1,632			269
Gross negative fair value	(1,339)			(569)
Net fair value	293			(300)
Subtotal risk management derivatives
Derivatives, Fair Value [Line Items]
Notional amounts	216,534			238,810
Gross positive fair value	1,632			269
Gross negative fair value	(1,457)			(601)
Net fair value	$ 175			$ (332)
Spot and forward foreign exchange
Derivatives, Fair Value [Line Items]
Number of contracts | contract	352	352	352	288	288	288
Notional amounts	$ 3,280,636			$ 2,064,762
Gross positive fair value	31,060			13,331
Gross negative fair value	(30,602)			(12,671)
Net fair value	$ 458			$ 660
Foreign Exchange Contract | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Foreign deposits		SFr 0.4	€ 251.4		SFr 0.4	€ 124.5